Prepaid Expenses And Other Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expense And Other Assets [Abstract]
Prepaid Expenses and Other Assets

(8) Prepaid Expenses, Deferred Costs, and Other Assets

The following is a summary of prepaid expenses, deferred costs, and other assets as of December 31, 2015 and 2014:

	2015	2014
	(In thousands)
Prepaid Expenses, Deferred Costs, and Other Current Assets:
Prepaid expenses	$25,999	$27,406
Deferred costs and other current assets	30,679	7,102
Total	$56,678	$34,508

Prepaid Expenses, Deferred Costs, and Other Noncurrent Assets:
Prepaid expenses	$17,567	$21,158
Deferred costs and other noncurrent assets	1,690	1,442
Total	$19,257	$22,600

As of December 31, 2015, the Company’s Prepaid expenses, deferred costs, and other assets largely consisted of merchant prepayments and prepaid taxes, amounts recoverable from our merchant customers, settlement receivables, and other items. The year-over-year increase in the Deferred costs and other current assets line item is attributable to the recognition of property taxes recoverable from our merchant customers.